Consolidated statements of changes in equity - EUR (€) € in Millions		Total		Equity attributable to owners of parent [member]	Issued capital [member]	Non-controlling interests [member]	Reserve of cash flow hedges [member]	Reserve of exchange differences on translation [member] [1]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] [2]	Retained earnings [member]	Share premium [member]	Treasury shares [member]
Equity at beginning of period at Dec. 31, 2016		€ 13,453		€ 12,546	€ 186	€ 907	€ 10	€ 1,234	€ 36	€ 8,178	€ 3,083	€ (181)
Total comprehensive income (loss)		895		805		90	12	(823)	(66)	1,681
Dividend distributed		478		384	(2)	94				742	(356)
Sale of shares of Philips Lighting (now Signify)		1,039		327		712		(19)		346
Deconsolidation Philips Lighting (now Signify)		(1,602)		(12)		(1,590)				54	(66)
Purchase of treasury shares		318		318								318
Re-issuance of treasury shares		133		133						3	(205)	334
Forward contracts		1,079		1,079						1,018		61
Share call options		(160)		(160)						95		(255)
Share-based compensation plans		151		151							151
Income tax share-based compensation plans		8		8							8
Equity at end of period at Dec. 31, 2017		12,023	[3]	11,999	188	24	23	392	(30)	8,596	3,311	(481)
IFRS 9 And 15 Adjustment		(29)		(29)					(4)	(25)
Total comprehensive income (loss)		1,233		1,225		8	(33)	347	(147)	1,058
Dividend distributed		403		400	(2)	3				738	(336)
Purchase of treasury shares		514		514								514
Re-issuance of treasury shares		61		61						(4)	(276)	341
Forward contracts		(319)		(319)						124		(443)
Share call options		(51)		(51)						34		(85)
Share-based compensation plans		107		107							107
Cancellation of treasury shares					(5)					(779)		783
Income Tax Share-based Compensation Plans		11		11							11
Equity at end of period at Dec. 31, 2018		12,117	[3]	12,088	185	29	(10)	739	(181)	8,266	3,487	(399)
IFRS 16 adjustment	[4]	(33)		(33)						(33)
Total comprehensive income (loss)		1,512		1,507		5	(13)	239	82	1,200
Dividend distributed		456		453	(2)	2				775	(319)
Purchase of treasury shares		621		621								621
Re-issuance of treasury shares		31		31						11	(246)	266
Forward contracts										706		(706)
Share call options										28	(30)	(58)
Share-based compensation plans		101		101							101
Cancellation of treasury shares					(8)					(1,308)		1,316
Income Tax Share-based Compensation Plans		10		10							10
Minority buy-out		(6)		(3)		(3)				(3)
Transfer of gain on disposal of equity investments at FVTOCI to retained earnings									204	204
Equity at end of period at Dec. 31, 2019		€ 12,625	[3]	€ 12,597	€ 179	€ 28	€ (24)	€ 978	€ (303)	€ 8,296	€ 3,671	€ (201)

[1]	Cumulative translation adjustments related to investments in associates were EUR 44 million at December 31, 2019 (2018: EUR 45 million, 2017: EUR 46 million).
[2]	Previously available-for-sale financial assets.
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[4]	Impact of IFRS 16 adoption. Reference is made to the Significant accounting policies